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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:              10/31

Date of reporting period:            7/31/12

Item 1.  Schedule of Investments.

Invesco Charter Fund Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us	CHT-QTR-1 07/12	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.70%

Air Freight & Logistics–0.78%

United Parcel Service, Inc. -Class B	549,609	$41,555,936

Application Software–1.65%

Adobe Systems Inc. (b)	2,859,935	88,314,793

Asset Management & Custody Banks–1.53%

Northern Trust Corp.	1,799,955	81,717,957

Biotechnology–0.99%

Gilead Sciences, Inc. (b)	972,625	52,842,716

Brewers–0.57%

Molson Coors Brewing Co. -Class B	719,899	30,466,126

Communications Equipment–5.08%

Cisco Systems, Inc.	7,676,919	122,446,858

QUALCOMM, Inc.	1,956,204	116,746,255

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	3,525,081	32,606,999

		271,800,112

Computer Hardware–0.42%

Hewlett-Packard Co.	1,227,759	22,394,324

Construction Materials–0.40%

CRH PLC (Ireland)	1,173,344	21,513,174

Consumer Finance–2.99%

American Express Co.	2,766,887	159,677,049

Department Stores–1.83%

Macy’s, Inc.	2,732,891	97,946,813

Diversified Banks–1.58%

U.S. Bancorp	2,527,024	84,655,304

Drug Retail–0.65%

CVS Caremark Corp.	762,314	34,494,709

Electric Utilities–1.34%

Exelon Corp.	1,824,190	71,362,313

Electrical Components & Equipment–0.67%

Emerson Electric Co.	749,132	35,786,036

Electronic Manufacturing Services–1.24%

TE Connectivity Ltd.	2,008,243	66,292,101

Environmental & Facilities Services–1.11%

Waste Management, Inc.	1,730,921	59,543,682

Food Retail–1.65%

Kroger Co. (The)	3,983,163	88,306,724

	Shares	Value

Gold–1.79%

Agnico-Eagle Mines Ltd. (Canada)	1,161,501	$50,908,589

Kinross Gold Corp. (Canada)	3,447,468	28,648,459

Newcrest Mining Ltd. (Australia)	660,998	16,140,723

		95,697,771

Health Care Equipment–2.17%

Baxter International Inc.	622,560	36,425,986

Covidien PLC	989,438	55,289,795

Medtronic, Inc.	612,003	24,125,158

		115,840,939

Heavy Electrical Equipment–1.48%

ABB Ltd. (Switzerland)(b)	4,548,636	79,098,921

Home Improvement Retail–1.00%

Lowe’s Cos., Inc.	2,100,547	53,290,877

Household Products–2.42%

Procter & Gamble Co. (The)	2,002,135	129,217,793

Hypermarkets & Super Centers–1.01%

Wal-Mart Stores, Inc.	723,976	53,885,534

Industrial Conglomerates–3.05%

3M Co.	435,517	39,732,216

General Electric Co.	4,606,764	95,590,353

Koninklijke Philips Electronics N.V. (Netherlands)	1,257,214	27,560,013

		162,882,582

Industrial Gases–1.19%

Air Products & Chemicals, Inc.	789,048	63,463,131

Industrial Machinery–0.98%

Illinois Tool Works Inc.	766,720	41,663,565

Ingersoll-Rand PLC	257,299	10,912,050

		52,575,615

Insurance Brokers–1.18%

Marsh & McLennan Cos., Inc.	1,897,084	63,002,160

Integrated Oil & Gas–0.55%

Hess Corp.	623,075	29,384,217

Internet Retail–0.55%

Amazon.com, Inc. (b)	125,777	29,343,774

Internet Software & Services–2.00%

eBay Inc. (b)	2,418,323	107,131,709

Investment Banking & Brokerage–0.36%

Charles Schwab Corp. (The)	1,525,057	19,261,470

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Life Sciences Tools & Services–1.98%

Agilent Technologies, Inc.	1,719,629	$65,844,595

Thermo Fisher Scientific, Inc.	720,324	40,100,437

		105,945,032

Managed Health Care–0.82%

WellPoint, Inc.	827,045	44,073,228

Movies & Entertainment–0.58%

Walt Disney Co. (The)	632,475	31,079,822

Office Services & Supplies–0.53%

Pitney Bowes Inc.	2,100,000	28,056,000

Oil & Gas Equipment & Services–4.59%

Baker Hughes Inc.	1,414,972	65,541,503

Cameron International Corp. (b)	479,986	24,128,896

National Oilwell Varco Inc.	528,721	38,226,528

Schlumberger Ltd.	547,807	39,036,727

Weatherford International Ltd. (b)	6,527,108	78,651,652

		245,585,306

Oil & Gas Exploration & Production–1.63%

Devon Energy Corp.	617,561	36,510,206

Talisman Energy Inc. (Canada)	4,111,172	50,826,055

		87,336,261

Packaged Foods & Meats–1.72%

Danone S.A. (France)	942,380	57,248,102

Kellogg Co.	724,509	34,559,079

		91,807,181

Pharmaceuticals–10.02%

Merck & Co., Inc.	2,392,464	105,675,135

Pfizer Inc.	5,103,926	122,698,381

Roche Holding AG (Switzerland)	626,636	110,940,981

Sanofi -ADR (France)	2,726,546	110,806,829

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,096,774	85,737,089

		535,858,415

Property & Casualty Insurance–5.01%

Berkshire Hathaway Inc. -Class A (b)	967	123,239,315

Progressive Corp. (The)	7,335,226	144,797,361

		268,036,676

Railroads–0.80%

Union Pacific Corp.	346,705	42,509,500

Semiconductors–1.92%

Analog Devices, Inc.	1,055,690	41,256,365

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	61,585,346

		102,841,711

Systems Software–5.15%

Microsoft Corp.	4,945,829	145,753,581

Symantec Corp. (b)	8,230,999	129,638,234

		275,391,815

	Shares	Value

Wireless Telecommunication Services–1.74%

Vodafone Group PLC (United Kingdom)	32,542,567	$92,943,062

Total Common Stocks & Other Equity Interests (Cost $3,733,907,130)		4,314,210,371

Money Market Funds–19.07%

Liquid Assets Portfolio – Institutional Class (c)	509,686,636	509,686,636

Premier Portfolio – Institutional Class (c)	509,686,636	509,686,636

Total Money Market Funds (Cost $1,019,373,272)		1,019,373,272

TOTAL INVESTMENTS–99.77% (Cost $4,753,280,402)		5,333,583,643

OTHER ASSETS LESS LIABILITIES–0.23%		12,301,205

NET ASSETS–100.00%		$5,345,884,848

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Charter Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Charter Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,866,553,321	$467,030,322	$—	$5,333,583,643

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $1,003,193,095 and $1,244,432,416, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$721,077,024
Aggregate unrealized (depreciation) of investment securities	(160,673,307)
Net unrealized appreciation of investment securities	$560,403,717
Cost of investments for tax purposes is $4,773,179,926.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us	CST-QTR-1 07/12	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.70%

Aerospace & Defense–1.71%

Boeing Co. (The)	374,975	$27,714,402

Precision Castparts Corp.	88,443	13,758,193

		41,472,595

Air Freight & Logistics–0.67%

Expeditors International of Washington, Inc.	453,467	16,129,821

Apparel Retail–1.17%

Gap, Inc. (The)	966,011	28,487,664

Apparel, Accessories & Luxury Goods–1.04%

Prada S.p.A. (Italy)(b)	1,594,100	10,946,565

Prada S.p.A. (Italy)	2,090,800	14,357,366

		25,303,931

Application Software–2.32%

Autodesk, Inc. (c)	266,820	9,050,534

Citrix Systems, Inc. (c)	314,537	22,860,549

Salesforce.com, Inc. (c)	196,315	24,413,734

		56,324,817

Biotechnology–3.00%

Biogen Idec Inc. (c)	131,503	19,177,083

Celgene Corp. (c)	198,669	13,600,880

Gilead Sciences, Inc. (c)	737,156	40,049,685

		72,827,648

Broadcasting–1.19%

CBS Corp. -Class B	865,304	28,953,072

Cable & Satellite–4.21%

Comcast Corp. -Class A	833,623	27,134,429

DIRECTV -Class A (c)	1,016,021	50,455,603

DISH Network Corp. -Class A	800,031	24,608,954

		102,198,986

Casinos & Gaming–0.52%

Las Vegas Sands Corp.	346,415	12,616,434

Communications Equipment–3.44%

Cisco Systems, Inc.	153,863	2,454,115

QUALCOMM, Inc.	1,358,829	81,094,915

		83,549,030

Computer Hardware–11.36%

Apple Inc. (c)	451,405	275,700,118

Computer Storage & Peripherals–4.37%

EMC Corp. (c)	4,043,679	105,984,827

	Shares	Value

Construction & Engineering–0.76%

Foster Wheeler AG (Switzerland)(c)	1,026,806	$18,523,580

Construction & Farm Machinery & Heavy Trucks–1.71%

Cummins Inc.	431,797	41,409,332

Data Processing & Outsourced Services–1.83%

Visa Inc. -Class A	343,251	44,303,407

Department Stores–1.28%

Macy’s, Inc.	865,891	31,033,533

Diversified Banks–2.41%

Wells Fargo & Co.	1,731,993	58,558,683

Diversified Chemicals–0.20%

Dow Chemical Co. (The)	169,335	4,873,461

Drug Retail–1.03%

CVS Caremark Corp.	551,423	24,951,891

Fertilizers & Agricultural Chemicals–1.71%

Monsanto Co.	483,674	41,412,168

General Merchandise Stores–1.31%

Dollar General Corp. (c)	620,652	31,659,458

Health Care Equipment–0.64%

Intuitive Surgical, Inc. (c)	32,304	15,554,376

Health Care Services–1.26%

Express Scripts Holding Co. (c)	526,087	30,481,481

Health Care Technology–0.34%

Cerner Corp. (c)	110,222	8,147,610

Home Improvement Retail–0.78%

Home Depot, Inc. (The)	363,031	18,942,958

Industrial Conglomerates–3.30%

Danaher Corp.	474,188	25,041,868

General Electric Co.	2,652,769	55,044,957

		80,086,825

Industrial Machinery–0.91%

Ingersoll-Rand PLC	520,149	22,059,519

Integrated Oil & Gas–3.54%

Occidental Petroleum Corp.	988,086	85,993,125

Internet Retail–3.08%

Amazon.com, Inc. (c)	184,113	42,953,563

Priceline.com Inc. (c)	48,115	31,839,620

		74,793,183

See accompanying notes which are an integral part of this schedule.

Invesco Constellation Fund

	Shares	Value

Internet Software & Services–5.94%

Baidu, Inc. -ADR (China)(c)	280,802	$33,842,257

eBay Inc. (c)	544,035	24,100,750

Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $21,752,885)(b)(c)	654,073	12,069,936

Google Inc. -Class A (c)	117,234	74,205,605

		144,218,548

Investment Banking & Brokerage–1.53%

Goldman Sachs Group, Inc. (The)	366,647	36,994,682

IT Consulting & Other Services–2.30%

Cognizant Technology Solutions Corp. -Class A (c)	981,145	55,699,602

Life Sciences Tools & Services–0.93%

Agilent Technologies, Inc.	587,221	22,484,692

Movies & Entertainment–0.76%

Walt Disney Co. (The)	373,190	18,338,557

Oil & Gas Equipment & Services–3.83%

Cameron International Corp. (c)	213,952	10,755,367

Schlumberger Ltd.	397,322	28,313,166

Weatherford International Ltd. (c)	4,468,782	53,848,823

		92,917,356

Pharmaceuticals–6.02%

Abbott Laboratories	779,108	51,662,651

Allergan, Inc.	400,766	32,890,866

Johnson & Johnson	263,695	18,252,968

Pfizer Inc.	1,802,265	43,326,451

		146,132,936

Property & Casualty Insurance–0.55%

ACE Ltd.	181,824	13,364,064

Railroads–1.25%

Union Pacific Corp.	247,135	30,301,222

Restaurants–1.91%

Chipotle Mexican Grill, Inc. (c)	27,287	7,976,809

Starbucks Corp.	844,644	38,245,480

		46,222,289

Semiconductors–1.79%

Broadcom Corp. -Class A (c)	766,625	25,973,255

Texas Instruments Inc.	385,571	10,502,954

Xilinx, Inc.	217,462	7,045,769

		43,521,978

Soft Drinks–3.18%

Coca-Cola Co. (The)	340,499	27,512,319

Monster Beverage Corp. (c)	319,140	21,213,236

PepsiCo, Inc.	391,178	28,450,376

		77,175,931

	Shares	Value

Specialized REIT’s–1.32%

American Tower Corp.	444,232	$32,122,416

Systems Software–2.91%

Check Point Software Technologies Ltd. (Israel)(c)	567,635	27,570,032

Microsoft Corp.	1,341,181	39,524,604

Rovi Corp. (c)	256,048	3,425,922

		70,520,558

Tobacco–0.76%

Lorillard, Inc.	143,467	18,455,595

Trucking–0.88%

J.B. Hunt Transport Services, Inc.	387,467	21,318,434

Wireless Telecommunication Services–1.75%

Sprint Nextel Corp. (c)	9,712,331	42,345,763

Total Common Stocks & Other Equity Interests (Cost $1,985,546,055)		2,394,468,156

Money Market Funds–1.64%

Liquid Assets Portfolio – Institutional Class (d)	19,953,096	19,953,096

Premier Portfolio – Institutional Class (d)	19,953,096	19,953,096

Total Money Market Funds (Cost $39,906,192)		39,906,192

TOTAL INVESTMENTS–100.34% (Cost $2,025,452,247)		2,434,374,348

OTHER ASSETS LESS LIABILITIES–(0.34)%		(8,307,061)

NET ASSETS–100.00%		$2,426,067,287

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $23,016,501, which represented 0.95% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Constellation Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Constellation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,397,000,481	$37,373,867	$—	$2,434,374,348

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $1,814,461,798 and $2,094,708,199, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$496,874,282
Aggregate unrealized (depreciation) of investment securities	(98,756,395)
Net unrealized appreciation of investment securities	$398,117,887
Cost of investments for tax purposes is $2,036,256,461.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

Invesco Constellation Fund

Invesco Disciplined Equity Fund Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us	DEQ-QTR-1 07/12	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks–94.83%

Aerospace & Defense–2.12%

United Technologies Corp.	86,658	$6,450,822

Apparel Retail–1.49%

TJX Cos., Inc. (The)	102,263	4,528,206

Apparel, Accessories & Luxury Goods–1.55%

VF Corp.	31,618	4,720,567

Asset Management & Custody Banks–0.95%

BlackRock, Inc.	16,941	2,884,375

Automobile Manufacturers–0.78%

Ford Motor Co.	256,435	2,369,459

Cable & Satellite–1.64%

Comcast Corp. -Class A	153,594	4,999,485

Communications Equipment–1.80%

Cisco Systems, Inc.	344,371	5,492,717

Computer Hardware–4.88%

Apple Inc. (b)	24,345	14,868,952

Computer Storage & Peripherals–1.34%

EMC Corp. (b)	58,365	1,529,747

NetApp, Inc. (b)	78,295	2,557,897

		4,087,644

Data Processing & Outsourced Services–10.09%

Alliance Data Systems Corp. (b)	42,120	5,475,600

Automatic Data Processing, Inc.	130,054	7,354,554

Fidelity National Information Services, Inc.	89,443	2,812,088

Fiserv, Inc. (b)	73,243	5,136,532

Visa Inc. -Class A	38,122	4,920,406

Western Union Co. (The)	290,098	5,056,408

		30,755,588

Diversified Banks–2.53%

Wells Fargo & Co.	228,243	7,716,896

Diversified Metals & Mining–1.26%

Freeport-McMoRan Copper & Gold Inc.	114,335	3,849,659

Drug Retail–3.32%

CVS Caremark Corp.	99,671	4,510,113

Walgreen Co.	154,060	5,601,621

		10,111,734

Environmental & Facilities Services–1.84%

Republic Services, Inc.	193,420	5,595,641

Footwear–0.84%

NIKE, Inc. -Class B	27,456	2,563,018

	Shares	Value

General Merchandise Stores–2.90%

Target Corp.	145,694	$8,836,341

Health Care Equipment–3.86%

Covidien PLC	100,630	5,623,204

Stryker Corp.	118,235	6,151,767

		11,774,971

Health Care Services–2.87%

Express Scripts Holding Co. (b)	150,889	8,742,509

Industrial Conglomerates–4.73%

Danaher Corp.	117,797	6,220,859

General Electric Co.	394,949	8,195,192

		14,416,051

Industrial Gases–1.77%

Praxair, Inc.	52,003	5,395,831

Internet Software & Services–2.80%

Google Inc. -Class A (b)	13,472	8,527,372

Managed Health Care–3.73%

Aetna Inc.	130,209	4,695,337

UnitedHealth Group Inc.	130,550	6,669,799

		11,365,136

Metal & Glass Containers–1.60%

Crown Holdings, Inc. (b)	135,610	4,868,399

Multi-Utilities–1.46%

PG&E Corp.	96,622	4,460,072

Oil & Gas Exploration & Production–5.91%

Anadarko Petroleum Corp.	75,979	5,275,982

Apache Corp.	64,936	5,592,289

EQT Corp.	47,628	2,686,219

QEP Resources Inc.	147,977	4,443,749

		17,998,239

Oil & Gas Storage & Transportation–4.65%

Kinder Morgan Inc.	65,835	2,357,551

Spectra Energy Corp.	137,066	4,206,555

Williams Cos., Inc. (The)	239,121	7,601,657

		14,165,763

Other Diversified Financial Services–3.79%

Bank of America Corp.	412,245	3,025,878

Citigroup Inc.	88,218	2,393,355

JPMorgan Chase & Co.	170,211	6,127,596

		11,546,829

Packaged Foods & Meats–2.79%

H.J. Heinz Co.	154,186	8,512,609

See accompanying notes which are an integral part of this schedule.

Invesco Disciplined Equity Fund

	Shares	Value

Pharmaceuticals–1.97%

Merck & Co., Inc.	136,062	$6,009,859

Railroads–1.94%

Norfolk Southern Corp.	45,798	3,391,342

Union Pacific Corp.	20,420	2,503,696

		5,895,038

Restaurants–2.21%

McDonald’s Corp.	75,450	6,742,212

Soft Drinks–1.51%

PepsiCo, Inc.	63,458	4,615,300

Specialized Finance–1.32%

CME Group Inc.	77,245	4,025,237

Systems Software–6.59%

BMC Software, Inc. (b)	86,234	3,414,866

Check Point Software Technologies Ltd. (Israel)(b)	32,990	1,602,324

Microsoft Corp.	227,433	6,702,451

Oracle Corp.	276,405	8,347,431

		20,067,072

Total Common Stocks (Cost $240,447,325)		288,959,603

Money Market Funds–4.60%

Liquid Assets Portfolio – Institutional Class (c)	7,004,676	7,004,676

Premier Portfolio – Institutional Class (c)	7,004,676	7,004,676

Total Money Market Funds (Cost $14,009,352)		14,009,352

TOTAL INVESTMENTS–99.43% (Cost $254,456,677)		302,968,955

OTHER ASSETS LESS LIABILITIES–0.57%		1,731,123

NET ASSETS–100.00%		$304,700,078

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Disciplined Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$302,968,955	$—	$—	$302,968,955

Invesco Disciplined Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $94,860,192 and $48,517,506, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,351,705

Aggregate unrealized (depreciation) of investment securities	(4,184,722)

Net unrealized appreciation of investment securities	$46,166,983

Cost of investments for tax purposes is $256,801,972.

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us DDI-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.78%

Aerospace & Defense–4.41%

General Dynamics Corp.	1,607,336	$ 101,969,396
Raytheon Co.	2,039,705	113,162,833
		215,132,229

Apparel Retail–0.63%

TJX Cos., Inc. (The)	696,815	30,854,968

Apparel, Accessories & Luxury Goods–0.33%

Columbia Sportswear Co.	318,671	16,121,566

Asset Management & Custody Banks–1.30%

Federated Investors, Inc. -Class B	3,146,557	63,277,261

Auto Parts & Equipment–1.26%

Johnson Controls, Inc.	2,496,444	61,537,345

Brewers–2.68%

Heineken N.V. (Netherlands)	2,426,110	131,021,639

Building Products–1.95%

Masco Corp.	7,930,266	95,401,100

Casinos & Gaming–0.56%

International Game Technology	2,405,042	27,225,075

Consumer Finance–1.24%

Capital One Financial Corp.	1,072,218	60,569,595

Data Processing & Outsourced Services–1.92%

Automatic Data Processing, Inc.	1,656,346	93,666,366

Distillers & Vintners–0.21%

Treasury Wine Estates (Australia)	2,248,986	10,398,482

Drug Retail–1.92%

Walgreen Co.	2,574,094	93,594,058

Electric Utilities–6.97%

American Electric Power Co., Inc.	2,463,920	104,075,981
Entergy Corp.	837,554	60,865,049
Exelon Corp.	2,743,282	107,317,192
Pepco Holdings, Inc.	1,873,821	37,401,467
PPL Corp.	1,058,647	30,594,898
		340,254,587

Food Distributors–1.92%

Sysco Corp.	3,181,474	93,503,521

Gas Utilities–1.33%

AGL Resources Inc.	1,607,570	65,106,585

General Merchandise Stores–2.26%

Target Corp.	1,821,807	110,492,595

	Shares	Value

Health Care Equipment–2.88%

Medtronic, Inc.	1,402,999	$ 55,306,221
Stryker Corp.	1,640,308	85,345,225
		140,651,446

Hotels, Resorts & Cruise Lines–1.86%

Accor S.A. (France)	798,779	26,366,420
Marriott International Inc. -Class A	1,769,943	64,461,324
		90,827,744

Household Products–4.88%

Kimberly-Clark Corp.	1,653,896	143,740,101
Procter & Gamble Co. (The)	1,464,418	94,513,538
		238,253,639

Housewares & Specialties–0.92%

Newell Rubbermaid Inc.	2,538,959	44,812,626

Industrial Machinery–2.81%

Illinois Tool Works Inc.	428,224	23,269,692
Pentair, Inc.	2,335,174	102,350,676
Snap-on Inc.	170,437	11,552,220
		137,172,588

Integrated Oil & Gas–1.62%

Exxon Mobil Corp.	316,043	27,448,334
Total SA (France)	1,126,071	51,804,761
		79,253,095

Integrated Telecommunication Services–1.03%

AT&T Inc.	1,331,612	50,494,727

Investment Banking & Brokerage–1.66%

Charles Schwab Corp. (The)	6,398,976	80,819,067

Life & Health Insurance–2.24%

Lincoln National Corp.	1,487,216	29,818,681
Prudential Financial, Inc.	626,969	30,270,063
StanCorp Financial Group, Inc.	1,647,755	49,037,189
		109,125,933

Motorcycle Manufacturers–0.67%

Harley-Davidson, Inc.	760,120	32,859,988

Movies & Entertainment–1.41%

Time Warner Inc.	1,754,248	68,626,182

Multi-Utilities–3.59%

Dominion Resources, Inc.	994,497	54,011,132
PG&E Corp.	798,216	36,845,650
Sempra Energy	1,200,060	84,496,225
		175,353,007

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Office Services & Supplies–0.81%

Avery Dennison Corp.	1,290,646	$ 39,738,990

Packaged Foods & Meats–7.12%

Campbell Soup Co.	2,709,593	89,714,624
General Mills, Inc.	3,919,218	151,673,737
Kraft Foods Inc. -Class A	2,011,702	79,884,687
Mead Johnson Nutrition Co.	358,615	26,164,550
		347,437,598

Paper Products–1.51%

International Paper Co.	2,238,848	73,456,603

Personal Products–0.87%

L’Oreal S.A. (France)	355,372	42,505,475

Pharmaceuticals–4.73%

Bristol-Myers Squibb Co.	851,355	30,308,238
Eli Lilly & Co.	2,024,687	89,146,969
Johnson & Johnson	1,411,746	97,721,058
Novartis AG (Switzerland)	237,050	13,889,872
		231,066,137

Property & Casualty Insurance–1.40%

Travelers Cos., Inc. (The)	1,094,100	68,545,365

Regional Banks–7.69%

Cullen/Frost Bankers, Inc.	320,859	17,746,711
Fifth Third Bancorp	5,487,674	75,839,655
M&T Bank Corp.	713,665	61,261,004
SunTrust Banks, Inc.	5,721,769	135,319,837
Zions Bancorp.	4,675,748	85,098,613
		375,265,820

Restaurants–0.72%

Brinker International, Inc.	1,086,889	35,226,073

Semiconductors–1.36%

Linear Technology Corp.	128,496	4,143,996
Texas Instruments Inc.	2,285,068	62,245,252
		66,389,248

Soft Drinks–1.15%

Coca-Cola Co. (The)	694,406	56,108,005

Specialized REIT’s–2.02%

Weyerhaeuser Co.	4,212,608	98,364,397

Systems Software–1.35%

Microsoft Corp.	2,239,094	65,986,100

Thrifts & Mortgage Finance–1.52%

Capitol Federal Financial Inc.	35,067	410,985
Hudson City Bancorp, Inc.	11,585,186	73,565,931
		73,976,916

Tobacco–2.07%

Altria Group, Inc.	2,003,744	72,074,672

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	317,906	$ 29,069,324
		101,143,996

Total Common Stocks & Other Equity Interests (Cost $4,002,964,889)		4,431,617,737

Money Market Funds–9.13%

Liquid Assets Portfolio – Institutional Class (b)	222,969,596	222,969,596
Premier Portfolio – Institutional Class (b)	222,969,595	222,969,595
Total Money Market Funds (Cost $445,939,191)		445,939,191
TOTAL INVESTMENTS–99.91% (Cost $4,448,904,080)		4,877,556,928
OTHER ASSETS LESS LIABILITIES–0.09%		4,413,480
NET ASSETS–100.00%		$4,881,970,408

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Diversified Dividend Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Diversified Dividend Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,601,570,279	$275,986,649	$--	$4,877,556,928

Foreign Currency Contracts*	--	(427,245)	--	(427,245)

Total Investments	$4,601,570,279	$275,559,404	$--	$4,877,129,683

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/20/12	State Street CA	EUR	68,538,304	USD	83,900,000	$84,327,245	$(427,245)

   Currency Abbreviations:

    EUR -- Euro

    USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $630,089,461 and $418,633,446, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$619,551,452

Aggregate unrealized (depreciation) of investment securities	(190,968,957)

Net unrealized appreciation of investment securities	$428,582,495

Cost of investments for tax purposes is $4,448,974,433.

Invesco Diversified Dividend Fund

NOTE 5 -- Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us	SUM-QTR-1 07/12	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.10%

Aerospace & Defense–1.94%

Boeing Co. (The)	181,596	$13,421,760

Precision Castparts Corp.	107,430	16,711,811

		30,133,571

Apparel Retail–1.07%

Gap, Inc. (The)	563,030	16,603,755

Apparel, Accessories & Luxury Goods–1.71%

Coach, Inc.	224,251	11,062,302

Michael Kors Holdings Ltd. (b)	203,912	8,419,526

Prada S.p.A. (Italy)(c)	1,016,100	6,977,482

		26,459,310

Asset Management & Custody Banks–0.64%

Affiliated Managers Group, Inc. (b)	89,325	9,967,777

Auto Parts & Equipment–0.86%

Johnson Controls, Inc.	227,312	5,603,241

Tenneco Inc. (b)	264,734	7,754,059

		13,357,300

Biotechnology–3.31%

Acorda Therapeutics Inc. (b)	433,098	10,424,669

Celgene Corp. (b)	197,991	13,554,464

Gilead Sciences, Inc. (b)	502,921	27,323,698

		51,302,831

Broadcasting–2.05%

CBS Corp. -Class B	286,294	9,579,397

Scripps Networks Interactive -Class A	413,032	22,241,773

		31,821,170

Cable & Satellite–3.02%

Comcast Corp. -Class A	555,146	18,070,002

DIRECTV -Class A (b)	580,837	28,844,366

		46,914,368

Communications Equipment–2.94%

Cisco Systems, Inc.	962,950	15,359,053

QUALCOMM, Inc.	508,005	30,317,738

		45,676,791

Computer Hardware–9.55%

Apple Inc. (b)	242,522	148,122,737

Computer Storage & Peripherals–2.24%

EMC Corp. (b)	1,326,734	34,773,698

	Shares	Value

Construction & Engineering–0.99%

Fluor Corp.	91,001	$4,511,829

Foster Wheeler AG (Switzerland)(b)	600,497	10,832,966

		15,344,795

Construction & Farm Machinery & Heavy Trucks–0.96%

Cummins Inc.	154,472	14,813,865

Consumer Finance–0.64%

American Express Co.	172,103	9,932,064

Data Processing & Outsourced Services–3.58%

Genpact Ltd. (Bermuda)(b)	748,942	13,046,570

MasterCard, Inc. -Class A	36,696	16,020,373

VeriFone Systems, Inc. (b)	252,671	9,169,430

Visa Inc. -Class A	134,577	17,369,853

		55,606,226

Department Stores–1.05%

Macy’s, Inc.	452,484	16,217,027

Diversified Metals & Mining–0.24%

Freeport-McMoRan Copper & Gold Inc.	109,012	3,670,434

Electrical Components & Equipment–1.40%

AMETEK, Inc.	342,976	10,632,256

Regal-Beloit Corp.	172,750	11,119,917

		21,752,173

Electronic Components–0.94%

Amphenol Corp. -Class A	246,621	14,521,044

Fertilizers & Agricultural Chemicals–1.67%

Monsanto Co.	150,477	12,883,841

Mosaic Co. (The)	225,152	13,083,582

		25,967,423

Food Retail–1.12%

Kroger Co. (The)	784,042	17,382,211

Footwear–0.52%

Deckers Outdoor Corp. (b)(d)	193,255	8,060,666

General Merchandise Stores–0.66%

Dollar General Corp. (b)	199,857	10,194,706

Health Care Equipment–0.52%

Covidien PLC	144,912	8,097,683

Health Care Services–1.42%

Express Scripts Holding Co. (b)	379,232	21,972,702

Heavy Electrical Equipment–0.68%

ABB Ltd. (Switzerland)(b)	607,801	10,569,411

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Home Improvement Retail–0.93%

Home Depot, Inc. (The)	277,071	$14,457,565

Homebuilding–0.65%

PulteGroup Inc. (b)(d)	891,560	10,074,628

Homefurnishing Retail–1.25%

Bed Bath & Beyond Inc. (b)	318,750	19,427,812

Hotels, Resorts & Cruise Lines–0.46%

Royal Caribbean Cruises Ltd.	287,307	7,176,929

Household Products–0.93%

Procter & Gamble Co. (The)	224,574	14,494,006

Human Resource & Employment Services–0.62%

Robert Half International, Inc.	354,644	9,578,934

Hypermarkets & Super Centers–1.81%

Costco Wholesale Corp.	292,015	28,086,003

Industrial Conglomerates–0.90%

Danaher Corp.	265,155	14,002,836

Industrial Gases–0.71%

Praxair, Inc.	105,435	10,939,936

Industrial Machinery–1.16%

Ingersoll-Rand PLC	422,703	17,926,834

Integrated Oil & Gas–3.03%

Exxon Mobil Corp.	276,255	23,992,747

Occidental Petroleum Corp.	264,011	22,976,877

		46,969,624

Internet Retail–2.26%

Amazon.com, Inc. (b)	109,752	25,605,142

Priceline.com Inc. (b)	14,395	9,525,747

		35,130,889

Internet Software & Services–4.64%

Baidu, Inc. -ADR (China)(b)	105,969	12,771,384

eBay Inc. (b)	215,164	9,531,765

Facebook Inc. -Class A (b)(d)	254,734	5,530,275

Google Inc. -Class A (b)	52,321	33,117,623

VeriSign, Inc. (b)	250,118	11,110,242

		72,061,289

Investment Banking & Brokerage–0.54%

Goldman Sachs Group, Inc. (The)	82,640	8,338,376

IT Consulting & Other Services–2.26%

Accenture PLC -Class A	266,801	16,088,100

Cognizant Technology Solutions Corp. -Class A (b)	333,071	18,908,441

		34,996,541

Life Sciences Tools & Services–0.87%

Agilent Technologies, Inc.	352,547	13,499,025

	Shares	Value

Metal & Glass Containers–0.32%

Greif Inc. -Class A	115,229	$4,984,807

Oil & Gas Equipment & Services–3.52%

Cameron International Corp. (b)	357,304	17,961,672

Halliburton Co.	392,487	13,003,095

Schlumberger Ltd.	241,235	17,190,406

Superior Energy Services, Inc. (b)(d)	297,942	6,456,403

		54,611,576

Oil & Gas Exploration & Production–0.85%

Apache Corp.	153,797	13,244,998

Other Diversified Financial Services–1.20%

JPMorgan Chase & Co.	518,383	18,661,788

Pharmaceuticals–3.73%

Abbott Laboratories	349,284	23,161,022

Allergan, Inc.	123,584	10,142,539

Pfizer Inc.	1,021,596	24,559,168

		57,862,729

Property & Casualty Insurance–0.49%

ACE Ltd.	104,381	7,672,003

Railroads–1.39%

Union Pacific Corp.	176,457	21,635,393

Regional Banks–1.63%

Fifth Third Bancorp	1,028,248	14,210,388

First Republic Bank	340,942	11,090,843

		25,301,231

Restaurants–0.25%

Chipotle Mexican Grill, Inc. (b)	13,390	3,914,299

Semiconductors–2.76%

Broadcom Corp. -Class A (b)	328,355	11,124,667

Fairchild Semiconductor International, Inc. (b)	737,241	10,218,160

Micron Technology, Inc. (b)	1,386,823	8,612,171

Texas Instruments Inc.	204,592	5,573,086

Xilinx, Inc.	222,617	7,212,791

		42,740,875

Soft Drinks–3.74%

Coca-Cola Co. (The)	206,169	16,658,455

Monster Beverage Corp. (b)	129,254	8,591,513

PepsiCo, Inc.	451,164	32,813,158

		58,063,126

Specialty Chemicals–0.41%

LyondellBasell Industries N.V. -Class A	143,408	6,385,958

Specialty Stores–0.94%

Vitamin Shoppe, Inc. (b)	265,491	14,580,766

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Systems Software–4.01%

Check Point Software Technologies Ltd. (Israel)(b)	438,500	$21,297,945

Microsoft Corp.	646,851	19,062,699

Oracle Corp.	551,794	16,664,179

Rovi Corp. (b)	382,944	5,123,790

		62,148,613

Technology Distributors–0.90%

Avnet, Inc. (b)	441,933	13,920,889

Trucking–1.22%

J.B. Hunt Transport Services, Inc.	345,251	18,995,710

Total Common Stocks & Other Equity Interests (Cost $1,185,460,291)		1,491,121,726

Money Market Funds–3.35%

Liquid Assets Portfolio – Institutional Class (e)	25,945,288	25,945,288

Premier Portfolio – Institutional Class (e)	25,945,289	25,945,289

Total Money Market Funds (Cost $51,890,577)		51,890,577

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.45% (Cost $1,237,350,868)		1,543,012,303

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.70%

Liquid Assets Portfolio - Institutional Class (Cost $10,894,206)(e)(f)	10,894,206	10,894,206

TOTAL INVESTMENTS–100.15% (Cost $1,248,245,074)		1,553,906,509

OTHER ASSETS LESS LIABILITIES–(0.15)%		(2,339,308)

NET ASSETS–100.00%		$1,551,567,201

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2012 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at July 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Summit Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,536,359,616	$17,546,893	$—	$1,553,906,509

Invesco Summit Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $375,009,823 and $508,510,555, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$399,506,597
Aggregate unrealized (depreciation) of investment securities	(95,474,589)
Net unrealized appreciation of investment securities	$304,032,008
Cost of investments for tax purposes is $1,249,874,501.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

Invesco Summit Fund

Item 2.  Controls and Procedures.

(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	September 28, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.